Other operating income - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Income [Line Items]
Research tax credit ("CIR")		€ 3,061	€ 6,651	€ 4,493
Subsidies		0	4,140	81
Other		0	23	47
RNP-VIR conditional advance
Disclosure Of Operating Income [Line Items]
Subsidies	€ 1,872
CARENA conditional advance
Disclosure Of Operating Income [Line Items]
Subsidies	€ 2,251
Tax Year 2021
Disclosure Of Operating Income [Line Items]
Research tax credit ("CIR")			984
Tax Year 2022
Disclosure Of Operating Income [Line Items]
Research tax credit ("CIR")				€ 4,493
Tax Year 2023
Disclosure Of Operating Income [Line Items]
Research tax credit ("CIR")			€ 5,668
Tax Year 2024
Disclosure Of Operating Income [Line Items]
Research tax credit ("CIR")		€ 3,197